S000011497 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	290 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net) (reflects deduction for withholding taxes but not for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%	6.69%
Performance Inception Date				Oct. 26, 2001
CAUSEWAY INTERNATIONAL VALUE FUND - INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent	38.63%	13.01%	9.15%	8.04%
Performance Inception Date				Oct. 26, 2001
CAUSEWAY INTERNATIONAL VALUE FUND - INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent	39.04%	13.30%	9.41%	8.30%
Performance Inception Date				Oct. 26, 2001
CAUSEWAY INTERNATIONAL VALUE FUND - INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	36.03%	12.05%	8.56%	7.57%
Performance Inception Date				Oct. 26, 2001
CAUSEWAY INTERNATIONAL VALUE FUND - INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	25.13%	10.51%	7.62%	7.10%
Performance Inception Date				Oct. 26, 2001